SCHEDULE OF FAIR VALUE OF CONVERTIBLE FEATURE USING VALUATION ASSUMPTIONS (Details)											9 Months Ended	12 Months Ended
		Jul. 15, 2022 USD ($) $ / shares	Feb. 15, 2022 USD ($) shares	Jan. 05, 2022 USD ($) $ / shares	Dec. 29, 2021 USD ($)	Aug. 13, 2021 USD ($) $ / shares	Jun. 24, 2021 USD ($) $ / shares	Apr. 01, 2021 USD ($) $ / shares	Jun. 15, 2020 USD ($) $ / shares	Jun. 12, 2020 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Feb. 08, 2022 ft²	Dec. 31, 2021 USD ($)
Short-Term Debt [Line Items]
Risk-free interest rate (%)					1.29%
Expected dividend yield					0.00%						0.00%
Contractual term (years)					5 years
Convertible notes amount | $												$ 773,000		$ 1,431,000
Fair value of the conversion feature (U.S. dollars in thousands) | $					$ 519,000
Area Of Land | ft²													11,687
Service Agreement [Member]
Short-Term Debt [Line Items]
Monthly payment | $			$ 5,000
Company issued restricted shares | shares			600,000
Service Agreement [Member] | Consultant [Member]
Short-Term Debt [Line Items]
Company issued restricted shares | shares			1,800,000
Conversion Feature [Member] | Scenario One [Member]
Short-Term Debt [Line Items]
Fair value of the conversion feature (U.S. dollars in thousands) | $				$ 56,000							$ 21,000
Conversion Feature [Member] | Scenario One [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input				0							0
Conversion Feature [Member] | Scenario One [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input				0.65							4.06
Conversion Feature [Member] | Scenario One [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Contractual term (years)				1 year 6 months 25 days							1 year 29 days
Conversion Feature [Member] | Scenario One [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input				154.86							123.94
Conversion Feature [Member] | Scenario One [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share price (U.S. dollars) | $ / shares				$ 0.025							$ 0.021
Conversion Feature [Member] | Scenario One [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input | $ / shares				0.05							0.05
Conversion Feature [Member] | Scenario Two [Member]
Short-Term Debt [Line Items]
Fair value of the conversion feature (U.S. dollars in thousands) | $				$ 40,000							$ 2,000
Conversion Feature [Member] | Scenario Two [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input				0							0
Conversion Feature [Member] | Scenario Two [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input				0.40							3.92
Conversion Feature [Member] | Scenario Two [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Contractual term (years)				11 months 26 days							3 months
Conversion Feature [Member] | Scenario Two [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input				158							123.30
Conversion Feature [Member] | Scenario Two [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share price (U.S. dollars) | $ / shares				$ 0.025							$ 0.021
Conversion Feature [Member] | Scenario Two [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input | $ / shares				0.05							0.05
Conversion Feature One [Member] | Scenario One [Member]
Short-Term Debt [Line Items]
Fair value of the conversion feature (U.S. dollars in thousands) | $								$ 40,000	$ 173,000
Conversion Feature One [Member] | Scenario One [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input								0	0
Conversion Feature One [Member] | Scenario One [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input								4.06	4.06
Conversion Feature One [Member] | Scenario One [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Contractual term (years)								1 year 29 days	1 year 29 days
Conversion Feature One [Member] | Scenario One [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input								123.94	123.94
Conversion Feature One [Member] | Scenario One [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share price (U.S. dollars) | $ / shares								$ 0.021	$ 0.021
Conversion Feature One [Member] | Scenario One [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input								0.05	0.05
Conversion Feature One [Member] | Scenario Two [Member]
Short-Term Debt [Line Items]
Fair value of the conversion feature (U.S. dollars in thousands) | $								$ 5,000	$ 21,000
Conversion Feature One [Member] | Scenario Two [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input								0	0
Conversion Feature One [Member] | Scenario Two [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input								3.92	3.92
Conversion Feature One [Member] | Scenario Two [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Contractual term (years)								3 months	3 months
Conversion Feature One [Member] | Scenario Two [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input								123.3	123.3
Conversion Feature One [Member] | Scenario Two [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share price (U.S. dollars) | $ / shares								$ 0.021	$ 0.021
Conversion Feature One [Member] | Scenario Two [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input								0.05	0.05
Conversion Feature Two [Member] | Scenario One [Member]
Short-Term Debt [Line Items]
Fair value of the conversion feature (U.S. dollars in thousands) | $		$ 6,000									$ 13,000
Conversion Feature Two [Member] | Scenario One [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input		0									0
Conversion Feature Two [Member] | Scenario One [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input		3.12									4.06
Conversion Feature Two [Member] | Scenario One [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Contractual term (years)		1 year									1 year 29 days
Conversion Feature Two [Member] | Scenario One [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input		146.4									123.9
Conversion Feature Two [Member] | Scenario One [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share price (U.S. dollars) | $ / shares		$ 0.012									$ 0.021
Conversion Feature Two [Member] | Scenario One [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input		0.05									0.05
Conversion Feature Two [Member] | Scenario Two [Member]
Short-Term Debt [Line Items]
Fair value of the conversion feature (U.S. dollars in thousands) | $		$ 1,000									$ 1,000
Conversion Feature Two [Member] | Scenario Two [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input		0									0
Conversion Feature Two [Member] | Scenario Two [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input		2.86									3.92
Conversion Feature Two [Member] | Scenario Two [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Contractual term (years)		5 months 15 days									3 months
Conversion Feature Two [Member] | Scenario Two [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input		125.9									123.3
Conversion Feature Two [Member] | Scenario Two [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share price (U.S. dollars) | $ / shares		$ 0.012									$ 0.021
Conversion Feature Two [Member] | Scenario Two [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input | $ / shares		0.05									0.05
Loan One [Member]
Short-Term Debt [Line Items]
Expected volatility (%)						149.04%						164.43%
Risk-free interest rate (%)						0.05%						0.10%
Expected dividend yield						0.00%						0.00%
Contractual term (years)						4 months 2 days	1 year 6 months					11 months 12 days
Conversion price | $ / shares	[1]
Share price (U.S. dollars) | $ / shares						$ 0.05						$ 0.045
Convertible notes amount | $						$ 1,312,000						$ 1,275,000
Fair value of the conversion feature (U.S. dollars in thousands) | $						$ 379,000						$ 381,000
Conversion price percentage										85.00%
Loan Two [Member]
Short-Term Debt [Line Items]
Expected volatility (%)						151.48%	156.80%
Risk-free interest rate (%)						0.13%	0.17%
Expected dividend yield						0.00%	0.00%
Contractual term (years)						1 year 4 months 9 days
Conversion price | $ / shares	[2]
Share price (U.S. dollars) | $ / shares						$ 0.05	$ 0.3
Convertible notes amount | $						$ 397,000	$ 397,000
Fair value of the conversion feature (U.S. dollars in thousands) | $						$ 115,000	$ 117,000
Conversion price percentage										85.00%
Black-Scholes Option-Pricing Model [Member]
Short-Term Debt [Line Items]
Expected volatility (%)										65.69%		164.43%
Risk-free interest rate (%)										0.18%		0.10%
Expected dividend yield										0.00%		0.00%
Contractual term (years)										1 year 6 months		11 months 12 days
Conversion price | $ / shares	[3]
Share price (U.S. dollars) | $ / shares										$ 0.21		$ 0.045
Convertible notes amount | $										$ 1,275,000		$ 1,275,000
Fair value of the conversion feature (U.S. dollars in thousands) | $										$ 285,000		$ 381,000
Conversion price percentage										85.00%		85.00%

[1]	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date
[2]	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date.
[3]	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date.